Associates and Joint Ventures - Summary of Group Held for Significant Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial information of associates and joint ventures [line items]
Turnover	£ 34,114	£ 34,099	£ 33,754
Profit after taxation	5,096	6,388	5,268
Total comprehensive income	4,759	7,358	3,701
Innoviva Inc [member]
Disclosure of financial information of associates and joint ventures [line items]
Turnover	108	253	193
Profit after taxation	106	174	116
Total comprehensive income	£ 106	£ 174	£ 116